Basis of preparation (Tables)	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Schedule of statement of income

	Reported at May 31, 2022	Reclassification	Restated at May 31, 2022
General and administrative expenses	$(2,518)	$-	$(2,518)
Financial instrument related cost and other	1,334	(1,334)	-
Gain on derivative financial instruments	-	1,345	1,345
Accretion of provision for reclamation	(12)	12	-
Loss on disposal of assets	(26)	26	-
Foreign exchange gains	333	-	333
Interest and other expenses	(5)	(49)	(54)
Income tax expense	(108)	-	(108)
Net income and comprehensive income	$3,188	$-	$3,188

Nine months ended May 31, 2022:

	Reported at May 31, 2022	Reclassification	Restated at May 31, 2022
General and administrative expenses	$(7,015)	$-	$(7,015)
Financial instrument related costs and other	1,115	(1,115)	-
Gain on derivative financial instruments	-	1,408	1,408
Accretion of provision for reclamation	(100)	100	-
Loss on disposal of assets	(26)	26	-
Foreign exchange gains	247	-	247
Interest and other expenses	(15)	(419)	(434)
Income tax expense	(259)	-	(259)
Net income and comprehensive income	$28	$-	$28

Schedule of financial position

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Amounts receivable	$40	$2,500	$2,540
Other receivables	2,500	(2,500)	-